Goodwill (Details) - Schedule of Carrying Amount of Goodwill - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Schedule of Carrying Amount of Goodwill [Abstract]
Goodwill	$ 6,401,208	$ 10,084,201
Acquisitions (Note 14)		5,184,036
Disposal	(1,217,172)	(168,555)
Impairment		(7,872,696)
Exchange gain and loss		(771,204)
Goodwill, net from discontinued operations (Note 15)		(1,271,746)
Goodwill, net	$ 5,184,036	$ 5,184,036